Lines of Credit	12 Months Ended
Dec. 31, 2013
Line Of Credit Facility [Abstract]
Lines Of Credit
Note 13 — Lines of Credit

The Company has available a $112,500 line of credit with interest payable at the bank’s prime rate plus 1%. The line is unsecured and personally guaranteed by an officer of the Company. The outstanding balance on this line of credit amounted to $-0- and $112,500 at December 31, 2013 and 2012, respectively.